Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	$ 2,635,247	$ 1,603,472		$ 612,613
Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	1,242,849	1,063,069	$ 509,983
Government securities [member] | Other debt securities 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	276,401	477,357	269,708
Government securities [member] | Level 1 [member] | Consolidation bonds in pesos 8 Series - Maturity: 10-04-2022 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	169,663	156,330	184,495
Government securities [member] | Level 1 [member] | National treasury bills capitalized in pesos - Maturity: 01-31-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	120,690
Government securities [member] | Level 1 [member] | National treasury bills capitalized in pesos - Maturity: 02-28-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	103,193
Government securities [member] | Level 1 [member] | Debt Securities of Province of Buenos Aires in pesos - Badlar Private + 375 basis point - Maturity: 04-12-2025 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	82,429
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 07-22-2021 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	77,240		13,143
Government securities [member] | Level 1 [member] | Federal government bonds in US dollars at 8.75% - Maturity: 05-07-2024 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	61,833	13,191
Government securities [member] | Level 1 [member] | Consolidation bonds in pesos 6 Series at 2% - Maturity: 03-15-2024 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	48,396	6	41,067
Government securities [member] | Level 1 [member] | National treasury bills capitalized in pesos - Maturity: 03-29-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	45,155
Government securities [member] | Level 2 [member] | Debt Securities of Province of Ro Negro in pesos - Badlar Private + 500 basis point - Maturity: 07-06-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	122,869	416,185
Government securities [member] | Level 2 [member] | Federal government treasury bonds in pesos - Maturity: 10-03-2021 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	79,622
Government securities [member] | Level 2 [member] | International bonds of the Argentina Republic in US dollars at 7.5% - Maturity: 04-22-2026 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	55,358		$ 1,570
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	1,392,398	540,403		102,630
Private securities [member] | Other debt securities 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	254,110	343,244		82,769
Private securities [member] | Corporate Bonds Banco de Inversin y Comercio Exterior SA Class 006 -Maturity: 06-27-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities		145,583
Private securities [member] | Corporate Bonds Province of Buenos Aires Class 2 - Maturity: 11-08-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities				$ 19,861
Private securities [member] | Level 2 [member] | Corporate Bonds John Deere Credit financial company Series A Class 016 -Maturity: 04-06-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	38,451
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Consubond [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	377,725
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Megabono Series 180 Class A - Maturity: 12-24-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	165,980
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Agrocap [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	130,735
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts PVCRED Series 038 Class A - Maturity: 08-12-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	112,600
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Consubond Series 149 Class A - Maturity: 10-25-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	111,017
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Secubono [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	79,203
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Chubut Regalas Hidrocarburferas - Maturity: 07-01-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	48,366	$ 51,576
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Consubond Series 147 Class A - Maturity: 12-26-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	39,576
Private securities [member] | Level 3 [member] | Debt Securities of Financial Trusts Secubono Series 180 - Maturity: 11-28-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Government securities	$ 34,635